Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000222560 | Closed End Fund
Holdings [Line Items]
Percent of Total Investments	100.00%
C000222560 | Total Assets8043570
Holdings [Line Items]
Percent of Total Investments	100.00%
C000233898 | ETF8043718
Holdings [Line Items]
Percent of Total Investments	100.00%
C000233898 | Total Assets8043718
Holdings [Line Items]
Percent of Total Investments	100.00%
C000230847 | ETF8043701
Holdings [Line Items]
Percent of Total Investments	88.50%
C000230847 | Common Stock
Holdings [Line Items]
Percent of Total Investments	8.10%
C000230847 | Option
Holdings [Line Items]
Percent of Total Investments	0.00%
C000230847 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	3.40%
C000230847 | Total Assets8043700
Holdings [Line Items]
Percent of Total Investments	100.00%
C000244425 | ETF8043739
Holdings [Line Items]
Percent of Total Investments	68.70%
C000244425 | Closed End Fund
Holdings [Line Items]
Percent of Total Investments	21.30%
C000244425 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	10.00%
C000244425 | Total Assets8043747
Holdings [Line Items]
Percent of Total Investments	100.00%
C000223446 | Common Stock
Holdings [Line Items]
Percent of Total Investments	98.50%
C000223446 | Private Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000223446 | Right
Holdings [Line Items]
Percent of Total Investments	0.10%
C000223446 | Warrant
Holdings [Line Items]
Percent of Total Investments	0.30%
C000223446 | Total Assets8043581
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240370 | ETF8043729
Holdings [Line Items]
Percent of Total Investments	100.00%
C000240370 | Total Assets8043729
Holdings [Line Items]
Percent of Total Investments	100.00%
C000229547 | ETF8043649
Holdings [Line Items]
Percent of Total Investments	100.00%
C000229547 | Total Assets8043649
Holdings [Line Items]
Percent of Total Investments	100.00%
C000229546 | ETF8043688
Holdings [Line Items]
Percent of Total Investments	17.80%
C000229546 | Common Stock
Holdings [Line Items]
Percent of Total Investments	82.20%
C000229546 | Total Assets8043688
Holdings [Line Items]
Percent of Total Investments	100.00%
C000222559 | ETF8043536
Holdings [Line Items]
Percent of Total Investments	9.70%
C000222559 | Closed End Fund
Holdings [Line Items]
Percent of Total Investments	85.90%
C000222559 | Common Stock
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222559 | Option
Holdings [Line Items]
Percent of Total Investments	0.40%
C000222559 | Total Assets8043565
Holdings [Line Items]
Percent of Total Investments	100.00%
C000250203 | ETF8043808
Holdings [Line Items]
Percent of Total Investments	8.30%
C000250203 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.20%
C000250203 | Asset Backed Security
Holdings [Line Items]
Percent of Total Investments	2.10%
C000250203 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	9.60%
C000250203 | Corporate Bond
Holdings [Line Items]
Percent of Total Investments	28.10%
C000250203 | Municipal Bond
Holdings [Line Items]
Percent of Total Investments	0.90%
C000250203 | Treasury Bill
Holdings [Line Items]
Percent of Total Investments	4.90%
C000250203 | Treasury Note
Holdings [Line Items]
Percent of Total Investments	13.00%
C000250203 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Total Investments	31.80%
C000250203 | Yankee Dollar
Holdings [Line Items]
Percent of Total Investments	1.10%
C000250203 | Total Assets8043810
Holdings [Line Items]
Percent of Total Investments	100.00%